U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.    Name and address of Issuer:

      BlackRock Florida Municipal Bond Fund of BlackRock Multi-State
           Municipal Series Trust
      P.O. Box 9011
      Princeton, N.J. 08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.    Investment Company Act File Number: 811-4375

      Securities Act File Number: 333-130529

4.    (a) Last day of fiscal year for which this Form is filed: July 31, 2006

      (b) [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

      (c) [_] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fees:

      (i)   Aggregate sales price of securities
            sold during the fiscal year pursuant
            to Section 24(f):                                       $22,240,427

      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:                  $28,229,223

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October
            31, 1995, that were not previously
            used to reduce registration fees
            payable to the Commission:                             $185,778,909

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                          $214,008,132

      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                                 $0

      (vi)  Redemption credits available for use
            in future years - if Item 5(i) is less
            than Item 5(iv):                                       $191,767,705

      (vii) Multiplier for determining
            registration fee (see instruction
            C.9):                                                       .000107

      (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii) (enter "0" if no
            fee is due)]:                                                    $0

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

      If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.    Interest due - if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see instruction D):                              $0

8.    Total of the amount of the registration fee
      due plus any interest due [line 5(viii) plus
      line 7]:                                                               $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

      [_] Wire Transfer

      [_] Mail or other means

                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
------------------------------------
Vice President and Treasurer


Date:  October 26, 2006


                        3